Stock-based payment plans - Restricted Stock Units (RSU) (Details) Options in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) EquityInstruments Options	Mar. 31, 2018 USD ($) EquityInstruments Options	Jun. 30, 2018 USD ($) Options	Jun. 30, 2017 USD ($) Options
Restricted stock units
Weighted-average exercise prices
Unvested balance at beginning of period | $		$ 33.10	$ 33.10
Granted during the period | $			43.90	$ 30.87
Released during the period | $			33.07
Forfeited during the period | $			35.65	30.87
Unvested balance at end of period | $	$ 40.23		$ 40.23	$ 30.87
Service-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
Restricted Stock Units (RSU)
Unvested balance at beginning of period | Options		509	509
Granted during the period	389,265	180,634	570	269
Released during the period | Options			(23)
Forfeited during the period | Options			(44)	(2)
Unvested balance at end of period | Options	1,012		1,012	267
Weighted-average exercise prices
Granted during the period | $	$ 48.81	$ 43.25
Service-based RSUs | Two year anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period		1 year
Service period		4 years	4 years
Restricted Stock Units (RSU)
Granted during the period		107,330	247	279
Released during the period | Options			(29)
Forfeited during the period | Options			(12)
Unvested balance at end of period | Options	206		206	279
Weighted-average exercise prices
Granted during the period | $		$ 50.03